Angel Oak Mortgage Trust 2024-7 ABS-15G

Exhibit 99.48

Client Name:	XXX
Client Project Name:	XXX
Start - End Dates:	XXX
Deal Loan Count:	XXX

Conditions Report XXX

Loans in Report:	XXX
Loans with Conditions:	XXX

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
2024070753	XXX	XXX	(No Data)	ATR/QM: Exempt	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	Property Valuations	Property	Waived	B	B	B	B	XXX	Property Issues Indicated XXX	No	XXX of sold units are investor units. Per g/l ineligible condos are Projects where > XXX of the total sq footage in the project is used XXX-residential purposes. Lender exception in file.	(No Data)	(No Data)	(No Data)	Not Applicable	XXX: Credit score exceeds guidelines
- Clayton Comments:  Qualifying fico is XXX G/l min is XXX

XXX: Minimal use of credit
- Clayton Comments:  XXX Consumer credit utilization in file

XXX: Verified cash reserves exceed guidelines
- Clayton Comments:  XXX months piti reserves

2024070755	XXX	XXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	XXX: Credit score exceeds guidelines
- XXX Comments:  Qualifying fico is XXX G/l min is XXX

XXX: Consumer credit history exceeds guidelines
- Clayton Comments:  Borrower is XXX consumer credit history past XXX months

XXX: Mortgage payment history exceeds guidelines
- Clayton Comments:  Borrower is XXX mortgage payment history past XXX months

XXX: Verified cash reserves exceed guidelines
- Clayton Comments:  XXX months piti reserves

2024070754	XXX	XXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	XXX: Significant time at current residence
- XXX Comments:  B2 - XXX years living at primary residence.

XXX LTV below guideline requirements
- Clayton Comments:  XXX LTV per review; XXX LTV is maximum allowed per guidelines.

XXX Verified cash reserves exceed guidelines
- Clayton Comments:  XXX months of reserves in file.

XXX Mortgage payment history exceeds guidelines
- Clayton Comments:  XXX months of XXX mortgage history per CBR.